Share capital - Additional Information (Detail)																						12 Months Ended
	Jan. 01, 2022 CAD ($)	Oct. 19, 2021 CAD ($) Customers shares	Oct. 19, 2021 USD ($) Customers $ / shares shares	Jul. 02, 2021 CAD ($) shares	Jul. 02, 2021 CAD ($) $ / shares shares	Mar. 11, 2021 CAD ($) shares	Feb. 23, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 04, 2020 CAD ($)	Dec. 04, 2020 $ / shares shares	Oct. 22, 2020 CAD ($) shares	Aug. 13, 2020 CAD ($)	Aug. 07, 2020 CAD ($) shares	Aug. 07, 2020 $ / shares shares	Jul. 10, 2020 CAD ($) shares	Jun. 17, 2020 CAD ($) shares	Jun. 17, 2020 $ / shares shares	Aug. 19, 2019 CAD ($) shares	Aug. 19, 2019 $ / shares	Jul. 31, 2019 CAD ($)	Jun. 20, 2019 shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 $ / shares shares	Feb. 04, 2022 shares	Oct. 19, 2021 $ / shares	Jul. 02, 2021 $ / shares	Aug. 13, 2020 $ / shares shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares				5,594,750	5,594,750					3,778,900				6,555,000											474,686
Increase (decrease) through acquisition of subsidiary, equity																						$ 1,156,437
Par value per share | $ / shares										$ 3.5				$ 1.3											$ 1.3				$ 2	$ 3.7	$ 2
Proceeds from issuing shares				$ 20,700,575					$ 13,226,150				$ 8,521,500
Common Stock ,conversion basis									one-half of one warrant				one-half of one
Class of warrant or right ,exercise price | $ / shares										$ 4.5				2			$ 0.25
Commission expense				$ 1,449,040					$ 1,037,078				$ 679,312
Class of warrant or right ,During the period ,shares | shares		525,000	525,000	391,632									522,548			1,288,000
Percentage of units sold in the offering		3.50%	3.50%	7.00%
Stock issued during the period for services | $ / shares					$ 30,000
Share issue related cost									265,800				$ 240,041			$ 213,366						1,368,000		$ 487,000		$ 9,000
Proceeds from issue of ordinary shares																						52,713,503		24,416,725		$ 1,839,800
Proceeds from exercise of options																						120,599		608,126
Proceeds from exercise of warrants									1,933,778													$ 2,401,483		10,863,951
Number of shares issued | shares										1						16,100,000	16,100,000											1,000,000			1
Number of shares at fair value for services																$ 322,000
Number of shares issued for services | shares													120,800			80,500
Class of warrant or right during the period ,value																$ 176,242
Debt Conversion, Converted Instrument, Amount																1,108,222
Gain or Loss on settlement of conversion debt											$ 10,690				$ 592,262	$ 765,000								592,262
Amounts payable, related party transactions											$ 130,834				$ 102,113
Class Of Warrants and Rights Issued, Price Per Warrant									3.5			$ 1.3
Proceeds From Issuance Of Private Placement												115,001
Class Of Warrants and Rights Issued During the Period ,value									$ 285,714			$ 88,462	$ 528,092											$ 3,760
Class Of Warrants and Rights ,Term period																								12 months
Number Of Securities Called By Each Warrant | shares		1	1
Increase (decrease) in number of shares outstanding | shares		15,000,000	15,000,000
Number of shares outstanding | shares																					3,000,000
Stock Issued During Period Shares Stock Splits | shares																					30,000,000
Class of Warrants Or Rights Issued During The Period | shares										296,308
Marketing Services [Member]
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Issued for Services | shares																								39,263
Stock Issued During Period, Value, Issued for Services								$ 34,303																$ 65,978
Warrants [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares										$ 4.5
Class of warrant or right ,exercise price | $ / shares					4.6									2
Class of warrant or right ,Expiry date				Jan. 02, 2023					Jun. 04, 2022
Class of warrant or right, exercise price | $ / shares										4.5
Compensation Warrants [Member]
Disclosure of classes of share capital [line items]
Class of warrant or right ,exercise price | $ / shares					$ 3.7
Class of warrant or right ,Expiry date				Jan. 02, 2023
Stock issued during the period for services | $ / shares										30,000
Share issue related cost				$ 873,274
Agent warrants [Member]
Disclosure of classes of share capital [line items]
Class of warrant or right ,exercise price | $ / shares																	$ 0.25
Class of warrant or right ,Expiry date																Jun. 17, 2021
Class of warrant or right ,During the period ,shares | shares													80,000			1,288,000
Share issue related cost																$ 213,366
Class of warrant or right during the period ,value																176,242
Private Placement Warrants [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares										$ 4.5																					$ 2
Common Stock ,conversion basis									one-half of one			one-half of one warrant								one common share and one-half of share purchase
Class of warrant or right ,Expiry date									Jun. 04, 2022			Feb. 13, 2022
Share issue related cost									$ 139,746
Number of shares issued | shares										1																					1
Class Of Warrants and Rights Issued, Price Per Warrant									3.5			$ 1.3								$ 0.3
Proceeds From Issuance Of Private Placement									999,999			115,001								1,849,800
Class Of Warrants and Rights Issued During the Period ,value									285,714			$ 88,462								$ 12,332,002
Class Of Warrants And Rights Issued Exercisable Period																				12 months
Brokers Warrants [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares																									474,686
Par value per share | $ / shares										$ 3.5				1.3											$ 1.3
Common Stock ,conversion basis													one-half of one									one-half of one warrant		one-half of one
Class of warrant or right ,exercise price | $ / shares																									2
Class of warrant or right ,Expiry date													Feb. 07, 2022									Feb. 07, 2022		Feb. 07, 2022
Proceeds from exercise of warrants																								$ 617,092
Class Of Warrants and Rights Issued During the Period ,value													$ 528,092
Class of warrant or right, exercise price | $ / shares														$ 2
Exercise prices ranging between 1.30 and 4.50 per share [Member]
Disclosure of classes of share capital [line items]
Common Stock ,conversion basis																						one-half of one		one-half of one
Exercise prices ranging between 2.00 and 4.50 [Member]
Disclosure of classes of share capital [line items]
Proceeds from exercise of warrants																						$ 5,000
Executive management services agreement [Member]
Disclosure of classes of share capital [line items]
Common Stock ,conversion basis																		one-half				one-half		one-half		one-half
Class of warrant or right ,exercise price | $ / shares																			$ 0.3						$ 0.3		$ 0.3
Proceeds from exercise of warrants																								$ 10,251,859
Stock Issued During Period, Shares, Issued for Services | shares																		3,000,000						166,670		183,337
Stock Issued During Period, Value, Issued for Services																		$ 450,000						$ 25,001		$ 27,500
Class Of Warrants and Rights Issued During the Period ,value																		$ 67,814						$ 3,760		$ 4,147
Class Of Warrants and Rights ,Term period																		12 months						12 months		12 months
Offering [Member]
Disclosure of classes of share capital [line items]
Commission expense																241,500
Proceeds from issue of ordinary shares																4,025,000
Number of shares at fair value for services																$ 322,000
Number of shares issued for services | shares																80,500
Prospectus offeringr [Member]
Disclosure of classes of share capital [line items]
Share issue related cost									$ 386,982				$ 240,041
Number of shares issued for services | shares													120,800
October Offering [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares		$ 37,078,200	$ 30,000,000
Commission expense		2,224,692	$ 1,800,000
October Offering [Member] | Warrants [Member]
Disclosure of classes of share capital [line items]
Class of warrant or right ,exercise price | $ / shares			$ 2.35
Warrants outstanding, Terms																						April 14, 2022 and expiring on April 14
October Offering [Member] | Compensation Warrants [Member]
Disclosure of classes of share capital [line items]
Class of warrant or right ,exercise price | $ / shares			$ 2.5
Share issue related cost		$ 518,266
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares																									12,895,190
Proceeds from issuing shares	$ 3,750
Proceeds from issue of ordinary shares																								$ 5,000
Proceeds from exercise of warrants																								19,500
Bottom of range [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares																							483,383		273,867
Par value per share | $ / shares																							$ 1.3		$ 1.3
Class of warrant or right ,exercise price | $ / shares																							$ 2		0.25
Proceeds from exercise of warrants																						$ 2,415,983		$ 2,201,983
Bottom of range [member] | Exercise prices ranging between 2.00 and 4.50 [Member]
Disclosure of classes of share capital [line items]
Class of warrant or right ,exercise price | $ / shares																									$ 2
Class of warrant or right ,Expiry date																						Feb. 07, 2022		Feb. 07, 2022
Top of range [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares																							273,867		350,183
Par value per share | $ / shares																							$ 4.5		$ 4.5
Class of warrant or right ,exercise price | $ / shares																							$ 4.5		4.5
Proceeds from exercise of warrants																						$ 19,500		$ 19,500
Class of warrant or right, exercise price | $ / shares																									4.5
Top of range [member] | Exercise prices ranging between 2.00 and 4.50 [Member]
Disclosure of classes of share capital [line items]
Class of warrant or right ,exercise price | $ / shares																									$ 4.5
Class of warrant or right ,Expiry date																						Jun. 04, 2022		Jun. 04, 2022
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares																							10,000
Increase (decrease) through acquisition of subsidiary, equity																						$ 1,156,437
Par value per share | $ / shares																							$ 1.31
Proceeds from issuing shares																						118,099
Proceeds from issue of ordinary shares																								$ 614,376
Proceeds from exercise of options																						$ 6,250		$ 6,250
Number of new stock issued during the period. | shares											47,866				408,459	7,494,716						42,694
Stock Issued During Period, Value, New Issues											$ 120,144				$ 694,375	$ 1,873,222						$ 227,471
Number of shares outstanding | shares																							118,498,464		96,640,432	45,515,339	45,515,339					30,000,000
Ordinary shares [member] | Exercise of stock options at 0.25 per share [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares																							188,000		2,341,500
Par value per share | $ / shares																							$ 0.25		$ 0.25
Ordinary shares [member] | Exercise of stock options at 1.74 per share [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares																							33,333		16,667
Par value per share | $ / shares																							$ 1.74		$ 1.74
Treated As A Derivate Liability [Member]
Disclosure of classes of share capital [line items]
Warrants issued | Customers		7,500,000	7,500,000
At fair value [member]
Disclosure of classes of share capital [line items]
Derivative financial liabilities		$ 11,864,649
Warrant		$ 656,682		758,742	$ 758,742
Stock issued during the period for services value				$ 114,600
TCN [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares							139,676
Increase (decrease) through acquisition of subsidiary, equity							$ 790,566
Lloyd James Member [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares						62,329
Increase (decrease) through acquisition of subsidiary, equity						$ 365,871